Document and Entity Information	Dec. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2016
Registrant Name	SMA RELATIONSHIP TRUST
Central Index Key	0001225290
Amendment Flag	false
Document Creation Date	Oct. 02, 2017
Document Effective Date	Oct. 02, 2017
Prospectus Date	May 01, 2017
Series G | Series G
Prospectus:
Trading Symbol	SRTGX